Earnings per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings (Loss) per Common Share
Schedule of the computation of basic and diluted earnings per common share

The following table presents the computation of basic and diluted earnings per common share (in thousands, except per share data).

	Three Months Ended March 31,
	2014	2013
Basic earnings per share:
Income applicable to Hilltop common stockholders	$23,760	$32,370
Less: income applicable to participating shares	(124)	—
Net earnings available to Hilltop common stockholders	$23,636	$32,370

Weighted average shares outstanding - basic	89,707	83,487

Basic earnings per common share	$0.26	$0.39

Diluted earnings per share:
Income applicable to Hilltop common stockholders	$23,760	$32,370
Add: interest expense on senior exchangeable notes (net of tax)	—	—
Net earnings available to Hilltop common stockholders	$23,760	$32,370

Weighted average shares outstanding - basic	89,707	83,487
Effect of potentially dilutive securities	878	256
Weighted average shares outstanding - diluted	90,585	83,743

Diluted earnings per common share	$0.26	$0.39

The following table presents the computation of basic and diluted earnings (loss) per common share (in thousands, except per share data).

	Year Ended December 31,
	2013	2012	2011
Basic earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders	$121,015	$(5,851)	$(6,531)
Less: income applicable to participating shares	(672)	—	—
Net earnings (loss) available to Hilltop common stockholders	$120,343	$(5,851)	$(6,531)

Weighted average shares outstanding - basic	84,382	58,754	56,499

Basic earnings (loss) per common share	$1.43	$(0.10)	$(0.12)

Diluted earnings (loss) per share:
Income (loss) applicable to Hilltop common stockholders	$121,015	$(5,851)	$(6,531)
Add: interest expense on senior exchangeable notes (net of tax)	5,059	—	—
Net earnings (loss) available to Hilltop common stockholders	$126,074	$(5,851)	$(6,531)

Weighted average shares outstanding - basic	84,382	58,754	56,499
Effect of potentially dilutive securities	5,949	—	—
Weighted average shares outstanding - diluted	90,331	58,754	56,499

Diluted earnings (loss) per common share	$1.40	$(0.10)	$(0.12)